ACQUISITION OF BUSINESSES - Business Services, Ouro Verde Locação e Seviços S.A. (“Ouro Verde”) (Details) - Business services - USD ($) $ in Millions		12 Months Ended
	Jul. 08, 2019	Dec. 31, 2019	Dec. 31, 2018
Ouro Verde Locação e Seviços S.A.
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	38.00%
Consideration transferred, acquisition-date fair value	$ 16
Ouro Verde Locação e Seviços S.A.
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		35.00%	0.00%
Proportion of voting rights held in subsidiary		100.00%	0.00%